Capital Structure (Details) $ / shares in Units, $ in Thousands															7 Months Ended	12 Months Ended
	Jan. 08, 2026	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 18, 2025 USD ($)	Aug. 27, 2025 USD ($) shares	Jun. 30, 2025 USD ($) shares	May 30, 2025 USD ($)	Apr. 01, 2025	Jan. 24, 2025 USD ($) $ / shares shares	Dec. 27, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 15, 2024 USD ($) $ / shares shares	Jul. 11, 2024 Right $ / shares shares	Jun. 11, 2024 shares	May 13, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Preferred Shares [Abstract]
Preferred share stated amount (in dollars per share) | $ / shares		$ 0.001													$ 0.001	$ 0.001	$ 0.001
Accumulated dividends on Series A Preferred Shares																$ 2,977	$ 977	$ 0
Dividend paid in kind on Series A Preferred Shares																3,954	0	0
Dividends paid																153	239	3,307
January 2025 Offering [Abstract]
Number of units issued (in shares) | shares								45,802
Share price (in dollars per share) | $ / shares								$ 262
Gross proceeds								$ 12,000
Issuance costs								$ 1,293
Class A Warrants [Abstract]
Loss on warrants, net																(537)
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.2						0.025
Dividends to Common Shareholders [Abstract]
Cash dividends declared																	239	3,307
Returned additional paid-in capital														$ 3,000
Standby Equity Purchase Agreement [Abstract]
Proceeds from issuance of common shares																12,492	4,565	0
Net gain on issuance common stock																$ (671)	$ 0	0
Subsequent Event [Member]
Reverse Stock Split [Abstract]
Reverse stock split ratio	0.2
SEPA [Member]
Initial Public Offering [Abstract]
Number of shares issued by initial public offering (in shares) | shares				9,049												245,900
January 2025 Offering [Abstract]
Issuance costs				$ 532
Standby Equity Purchase Agreement [Abstract]
Commitment period				3 years
Percentage of volume weighted average price for one day pricing period				96.00%
Percentage of volume weighted average price for three day pricing period				97.00%
Structuring and diligence fee				$ 25
Commitment fee percentage				1.00%
Advance amount				$ 10,000
Number of trading days				3 days
Proceeds from issuance of common shares																$ 1,407
Net gain on issuance common stock																$ 92
2025-Q2 Dividends [Member]
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared						May 30, 2025
Cash dividends (in dollars per share) | $ / shares																$ 0.35
Cash dividends declared						$ 153
2024-Q4 Dividends [Member]
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared									Dec. 27, 2024
Cash dividends (in dollars per share) | $ / shares																	$ 17
Cash dividends declared									$ 123
2024-Q3 Dividends [Member]
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared										Sep. 30, 2024
Cash dividends (in dollars per share) | $ / shares																	$ 16
Cash dividends declared										$ 116
Maximum [Member] | SEPA [Member]
Standby Equity Purchase Agreement [Abstract]
Commitment amount				$ 20,000
Beneficially owning percentage				4.99%
Rights Agreement [Member]
Shareholders Rights Agreement [Abstract]
Number of rights with each common share | Right												1
Beneficial ownership percentage												10.00%
Threshold beneficial ownership percentage by passive institutional investor												15.00%
Acquiring minimum ownership threshold percentage												50.00%
Warrants and rights maturity date												Jul. 11, 2034
Rights Agreement [Member] | Board of Directors [Member]
Shareholders Rights Agreement [Abstract]
Warrant exercise price (in dollars per share) | $ / shares												$ 0.001
Common stock rights exchanging shares (in shares) | shares												1
Rights Agreement [Member] | Acquisitions [Member]
Shareholders Rights Agreement [Abstract]
Threshold beneficial ownership percentage by passive institutional investor												15.00%
Percentage of business acquired												10.00%
Class A Warrants [Member]
January 2025 Offering [Abstract]
Number of securities called by each unit (in shares) | shares								1
Standby Equity Purchase Agreement [Abstract]
Net gain on issuance common stock																$ (537)	$ 0	0
Class A Warrants [Member] | Maximum [Member]
Class A Warrants [Abstract]
Number of underlying common shares (in shares) | shares																458,015
Class A Warrants [Member] | Minimum [Member]
Class A Warrants [Abstract]
Number of underlying common shares (in shares) | shares																45,802
Placement Agent's Warrant [Member]
Shareholders Rights Agreement [Abstract]
Warrant exercise price (in dollars per share) | $ / shares								$ 288.2
First Representative's Warrant [Abstract]
Number of warrants exercised (in shares) | shares		0														0
Placement Agent's Warrant [Member] | Maximum [Member]
Placement Agent's Warrant [Abstract]
Warrants issued (in shares) | shares								2,290
Common Stock [Member]
Preferred Shares [Abstract]
Issuance of Series A Preferred Shares (in shares) | shares																0
Initial Public Offering [Abstract]
Number of shares issued by initial public offering (in shares) | shares											6,250					684,727	6,250
Initial public offering (in dollars per share) | $ / shares											$ 800
Gross proceeds from initial public offering											$ 5,000
January 2025 Offering [Abstract]
Number of securities called by each unit (in shares) | shares								1
Dividends to Common Shareholders [Abstract]
Cash dividends declared																	$ 0	$ 0
Common Stock [Member] | December 2025 Share Repurchase Program [Member]
December 2025 Share Repurchase Program [Abstract]
Repurchase of common shares (in shares) | shares																0
Common Stock [Member] | SEPA [Member]
Standby Equity Purchase Agreement [Abstract]
Commitment amount																$ 18,593
Common Stock [Member] | Maximum [Member] | December 2025 Share Repurchase Program [Member]
December 2025 Share Repurchase Program [Abstract]
Aggregate of repurchase amount			$ 1,000
Common Stock [Member] | First Representative's Warrant [Member]
Shareholders Rights Agreement [Abstract]
Warrant exercise price (in dollars per share) | $ / shares											$ 880
First Representative's Warrant [Abstract]
Number of warrants exercised (in shares) | shares		0														0
Common Stock [Member] | First Representative's Warrant [Member] | Maximum [Member]
Shareholders Rights Agreement [Abstract]
Number of warrant (in shares) | shares											400
Common Stock [Member] | Class A Warrants [Member]
Class A Warrants [Abstract]
Common stock issued upon exercise of warrants (in shares) | shares																383,976
Common Stock [Member] | Class A Warrants [Member] | Maximum [Member]
Class A Warrants [Abstract]
Number of warrants exercisable (in shares) | shares																10
Common Stock [Member] | Maui Shipping Co. [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares) | shares													1,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Preferred share stated amount (in dollars per share) | $ / shares		$ 1,000														$ 1,000
Consecutive trading days																5 days
Dividends declared and paid on preferred stock																$ 0
Accumulated dividends on Series A Preferred Shares															$ 977	$ 2,977
Dividend rate															11.70%	18.50%
Issuance of Series A Preferred Shares (in shares) | shares		1,705			2,249
Dividend paid in kind on Series A Preferred Shares																$ 3,954
Increased dividend rate																25.70%
Dividends paid																$ 0	$ 0
Series A Preferred Shares [Member] | 2025-Q2 Dividends [Member]
Preferred Shares [Abstract]
Issuance of Series A Preferred Shares (in shares) | shares					2,249
Dividend paid in kind on Series A Preferred Shares					$ 2,249
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared					Jun. 30, 2025
Series A Preferred Shares [Member] | 2025-Q4 Dividends [Member]
Preferred Shares [Abstract]
Issuance of Series A Preferred Shares (in shares) | shares		1,705
Dividend paid in kind on Series A Preferred Shares		$ 1,705
Dividends to Common Shareholders [Abstract]
Dividend payable, date declared		Dec. 31, 2025
Series A Preferred Shares [Member] | Maximum [Member]
Preferred Shares [Abstract]
Non-payment or payment in kind dividend rate (in dollars per share)																1.33
Series A Preferred Shares [Member] | Minimum [Member]
Preferred Shares [Abstract]
Non-payment or payment in kind dividend rate (in dollars per share)																1.3
Series A Preferred Shares [Member] | Maui Shipping Co. [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares) | shares													15,000
Series A Preferred Shares [Member] | Common Stock [Member]
Preferred Shares [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 1,200														$ 1,200
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Voting power of each preferred share in number of common shares (in shares) | shares													1,000
Preferred shares voting power | shares													1,000
Series B Preferred Shares [Member] | Maui Shipping Co. [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares) | shares													1,500,000
Series C Preferred Stock [Member] | Rights Agreement [Member]
Shareholders Rights Agreement [Abstract]
Number of warrant (in shares) | shares												0.001
Warrant exercise price (in dollars per share) | $ / shares												$ 5,000
Series C Preferred Stock [Member] | Rights Agreement [Member] | Acquisitions [Member]
Shareholders Rights Agreement [Abstract]
Number of warrant (in shares) | shares												0.001